As filed with the Securities and Exchange Commission on March 25, 2013
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
January 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 98.92%	Value
	Amusement, Gambling, and Recreation Industries - 1.52%
10,200	Walt Disney Co.	$549,576
	Beverage and Tobacco Product Manufacturing - 0.98%
4,950	Altria Group, Inc.	166,716
2,600	PepsiCo, Inc.	189,410
		356,126
	Building Material and Garden Equipment - 0.94%
8,900	Lowe's Companies, Inc.	339,891
	Chemical Manufacturing - 15.93%
5,200	AbbVie, Inc.	190,788
5,600	Bristol-Myers Squibb Co.	202,384
15,300	Dow Chemical Co.	492,660
21,438	E. I. du Pont de Nemours and Co.	1,017,233
21,800	Eli Lilly & Co.	1,170,442
10,300	Johnson & Johnson	761,376
17,700	Merck & Co., Inc.	765,525
43,002	Pfizer, Inc.	1,173,094
		5,773,502
	Computer and Electronic Product Manufacturing - 11.58%
1,000	Apple, Inc.	455,310
11,500	Cisco Systems, Inc.	236,555
45,500	Hewlett-Packard Co.	751,205
84,400	Intel Corp.	1,775,776
18,600	Raytheon Co.	979,848
		4,198,694
	Couriers and Messengers - 0.52%
2,400	United Parcel Service, Inc. - Class B	190,296
	Credit Intermediation and Related Activities - 8.36%
8,900	American Express Co.	523,409
19,800	Bank of New York Mellon Corp.	537,768
4,900	Capital One Financial Corp.	275,968
16,600	JPMorgan Chase & Co.	781,030
26,200	Wells Fargo & Co.	912,546
		3,030,721
	Electrical Equipment, Appliance, and Component Manufacturing - 0.52%
3,300	Emerson Electric Co.	188,925
	Food Manufacturing - 0.52%
3,100	HJ Heinz Co.	187,953
	Food Services and Drinking Places - 2.16%
8,200	McDonald's Corp.	781,378
	General Merchandise Stores - 5.77%
11,900	Target Corp.	718,879
19,600	Wal-Mart Stores, Inc.	1,371,020
		2,089,899
	Health and Personal Care Stores - 6.20%
20,100	CVS Caremark Corp.	1,029,120
30,500	Walgreen Co.	1,218,780
		2,247,900
	Insurance Carriers and Related Activities - 6.72%
24,400	Allstate Corp.	1,071,160
24,700	UnitedHealth Group, Inc.	1,363,687
		2,434,847
	Machinery Manufacturing - 5.72%
9,500	Baker Hughes, Inc.	424,840
74,000	General Electric Co.	1,648,720
		2,073,560
	Management of Companies and Enterprises - 0.90%
2,200	Goldman Sachs Group, Inc.	325,292
	Merchant Wholesalers, Nondurable Goods - 0.54%
2,600	Procter & Gamble Co.	195,416
	Metal Ore Mining - 0.52%
5,400	Freeport-McMoRan Copper & Gold, Inc.	190,350
	Miscellaneous Manufacturing - 2.01%
4,200	Baxter International, Inc.	284,928
9,500	Medtronic, Inc.	442,700
		727,628
	Oil and Gas Extraction - 2.37%
4,900	Apache Corp.	410,424
5,100	Occidental Petroleum Corp.	450,177
		860,601
	Petroleum and Coal Products Manufacturing - 5.95%
7,300	Chevron Corp.	840,595
11,800	ConocoPhillips	684,400
7,000	Exxon Mobil Corp.	629,790
		2,154,785
	Pipeline Transportation - 0.52%
5,400	Williams Co., Inc.	189,270
	Professional, Scientific, and Technical Services - 0.78%
3,300	Amgen, Inc.	282,018
	Publishing Industries (except Internet) - 2.64%
15,000	Microsoft Corp.	412,050
15,300	Oracle Corp.	543,303
		955,353
	Rail Transportation - 2.15%
9,400	Norfolk Southern Corp.	647,378
1,000	Union Pacific Corp.	131,460
		778,838
	Support Activities for Mining - 1.26%
11,200	Halliburton Co.	455,616
	Telecommunications - 5.13%
32,000	AT&T, Inc.	1,113,280
17,100	Verizon Communications, Inc.	745,731
		1,859,011
	Transportation Equipment Manufacturing - 4.04%
39,300	Ford Motor Co.	508,935
10,200	General Dynamics Corp.	676,260
3,200	Lockheed Martin Corp.	277,984
		1,463,179
	Utilities - 2.67%
13,200	American Electric Power Co., Inc.	597,828
5,900	Exelon Corp.	185,496
4,200	Southern Co.	185,766
		969,090

	TOTAL COMMON STOCKS (Cost $32,199,543)	35,849,715

Shares	SHORT-TERM INVESTMENTS - 0.87%	Value
316,721	Invesco STIT-STIC Prime Portfolio, 0.09% (a)	316,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $316,721)	316,721

	Total Investments in Securities (Cost $32,516,264) - 99.79%	36,166,436
	Other Assets in Excess of Liabilities - 0.21%	74,641
	TOTAL NET ASSETS - 100.00%	$36,241,077

	(a) Rate shown is the 7-day annualized yield as of January 31, 2013.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$781,378	$-	$-	$781,378
Arts and Entertainment and Recreation	549,576	-	-	549,576
Finance and Insurance	5,465,568	-	-	5,465,568
Information	2,814,364	-	-	2,814,364
Management of Companies and Enterprises	325,292	-	-	325,292
Manufacturing	17,124,352	-	-	17,124,352
Mining, Quarrying, and Oil and Gas Extraction	1,506,567	-	-	1,506,567
Professional, Scientific, and Technical Services	282,018	-	-	282,018
Retail Trade	4,677,690	-	-	4,677,690
Transportation and Warehousing	1,158,404	-	-	1,158,404
Utilities	969,090	-	-	969,090
Wholesale Trade	195,416	-	-	195,416
Total Common Stocks	35,849,715	-	-	35,849,715
Short-Term Investments	316,721	-	-	316,721
Total Investments in Securities	$36,166,436	$-	$-	$36,166,436

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$32,663,817

Gross unrealized appreciation	4,536,570
Gross unrealized depreciation	(1,033,951)
Net unrealized appreciation	$3,502,619

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 3/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 3/11/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 3/11/13

* Print the name and title of each signing officer under his or her signature.